Consolidated statement of changes in equity - USD ($) $ in Millions		Total	Total	Share capital	Share premium account	Other reserves	Retained earnings	Non-controlling interests
Opening balance at Dec. 31, 2023		$ 56,341	$ 54,586	$ 3,584	$ 4,324	$ 8,328	$ 38,350	$ 1,755
Total comprehensive income for the period	[1]	4,866	4,846			(1,050)	5,896	20
Currency translation arising on Rio Tinto Limited's share capital		(99)	(99)	(99)
Dividends	[2]	(4,431)	(4,121)				(4,121)	(310)
Own shares purchased from Rio Tinto shareholders to satisfy share awards to employees	[3]	(14)	(14)			(12)	(2)
Change in equity interest held by Rio Tinto		0	(1)				(1)	1
Equity issued to holders of non-controlling interests		445						445
Employee share awards charged to the income statement		56	56			29	27
Closing balance at Jun. 30, 2024		57,164	55,253	3,485	4,324	7,295	40,149	1,911
Opening balance at Dec. 31, 2024		57,965	55,246	3,267	4,326	5,114	42,539	2,719
Total comprehensive income for the period	[1]	6,671	6,543			1,967	4,576	128
Currency translation arising on Rio Tinto Limited's share capital		153	153	153
Dividends	[2]	(3,956)	(3,762)				(3,762)	(194)
Acquisition - newly consolidated operation		321						321
Own shares purchased from Rio Tinto shareholders to satisfy share awards to employees	[3]	(69)	(69)			(43)	(26)
Change in equity interest held by Rio Tinto		0	(3)				(3)	3
Treasury shares reissued and other movements		2	2		2
Equity issued to holders of non-controlling interests		787						787
Employee share awards charged to the income statement		93	93			40	53
Closing balance at Jun. 30, 2025		$ 61,967	$ 58,203	$ 3,420	$ 4,328	$ 7,078	$ 43,377	$ 3,764

[1]	Refer to the Consolidated statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.
[2]	Dividends per share announced or paid during the period are summarised below:

Six months ended 30 June	2025 US cents	2024 US cents
Dividends per share: Ordinary - paid during the period	225.0	258.0
Ordinary dividends per share: announced with the results for the period	148.0	177.0

[3]	Net of contributions received from employees for share awards.